Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
5.	Inventories

Inventories consist of the following:

	As of December 31,
	2025	2024
Food, beverage and packaged products	26,648,228	26,230,212
Merchandise for e-commerce sales	2,815,376	2,979,839
Others	7,329,118	8,368,364
Total	36,792,722	37,578,415

Provision for inventories write-down was recognized in costs of other revenues, amounting to RMB2,789,113, RMB3,407,308 and RMB11,589,111 for the years ended December 31, 2025, 2024 and 2023, respectively.